Supplement dated January 13, 2023
to the following statutory prospectus(es):
Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, NEA Valuebuilder Select, NEA Valuebuilder dated May 1, 2022
America's Vision Plus Annuity and America's Vision Annuity (Vision N.Y.) dated May 1, 2004
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Neuberger Berman Investment Advisers LLC as the subadviser to the NVIT Neuberger Berman Multi Cap Opportunities Fund (the "Fund") and the appointment of Jacobs Levy Equity Management, Inc. as the Fund’s new subadviser. This change is anticipated to take effect on or about February 21, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Jacobs Levy Large Cap Core Fund.
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Neuberger
Berman Multi Cap Opportunities Fund: Class I
Investment Advisor: Nationwide Fund Advisors
Investment Sub-Advisor: Neuberger Berman Investment Advisers
LLC
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Newton Investment Management Limited as the subadviser to the NVIT BNY Mellon Sustainable U.S. Equity Fund (the "Fund") and the appointment of Atlanta Capital Management Company, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 6, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Calvert Equity Fund.
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	Nationwide Variable Insurance Trust – NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Atlanta Capital Management Company. LLC
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
PROS-0696